Long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022	Nov. 30, 2021	Jul. 31, 2019	Mar. 21, 2018	Sep. 04, 2017	Apr. 19, 2017
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 225,290,809
Total	667,227,852	$ 874,276,856
Share of loss/(gain) of equity investees	23,345,765	(17,028,301)	$ 5,416,471
Equity Method Investment Difference Between Aggregate Investment And Proportionate Share Of Net Assets	0	0
Beijing Huiju [Member]
Long Term Investment [Line Items]
Received refund of transferred	98,700,000
Zhengzhou Lianhe Real Estate Co., Ltd.
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost	$ 241,648	$ 241,648
Nonmarketable equity securities, Ownership	1.85%	1.85%
Nonmarketable equity securities	$ 313,691	$ 306,518
Zhengzhou Taike Real Estate Co., Ltd.
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost	$ 738,073	$ 738,073
Nonmarketable equity securities, Ownership	3.75%	3.75%
Nonmarketable equity securities	$ 784,228	$ 766,295
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Long Term Investment [Line Items]
Equity method investees, Initial Cost	523,459,957	523,459,957							$ 505,200,000
Equity method investees	$ 539,866,587	$ 532,385,009
Equity Method Investees, Ownership	49.00%	49.00%		21.00%
Payments to acquire equity method		$ 505,200,000
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Maximum [Member]
Long Term Investment [Line Items]
Equity Method Investees, Ownership									70.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Beijing Huiju [Member]
Long Term Investment [Line Items]
Transfer of remaining ownership percentage, as required by the legal action (as a percent)	21.00%
Refund of unauthorized transfer of cash, as required by the legal action	$ 98,700,000
Legal action final refund unauthorized cash	98,700,000
Cash frozen	98,700,000
Wuhu Penghong Investment Center (Limited Partnership)
Long Term Investment [Line Items]
Equity method investees, Initial Cost	61,998,960	30,608,185						$ 30,600,000
Equity method investees	46,617,348	$ 18,337,862
Wuhu Penghong Investment Center (Limited Partnership) | Partner One [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost	31,400,000							91,800,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner Two [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost								$ 3,100,000
Henan Yanchuang Management and Consulting Co., Ltd
Long Term Investment [Line Items]
Equity method investees, Initial Cost					$ 0
Equity Method Investees, Ownership		49.00%			49.00%
Jiazhaoye Health Industry (Sanya) Investment Co., Ltd
Long Term Investment [Line Items]
Equity method investees, Initial Cost		$ 225,290,809
Equity method investees		$ 225,290,809
Equity Method Investees, Ownership		49.00%			49.00%
Madison Development Limited
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 19,095,969	$ 19,095,969					$ 19,100,000
Equity method investees		$ 15,766,779
Equity Method Investees, Ownership	50.00%	50.00%					50.00%
Suzhou Rongjingchen Real Estate Co., Ltd.
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 42,041,464	$ 42,041,464				$ 42,000,000.0
Equity method investees	$ 16,646,705	$ 21,266,345
Equity Method Investees, Ownership	24.00%	24.00%				24.00%
Others
Long Term Investment [Line Items]
Equity method investees, Initial Cost	$ 68,076,387	$ 69,160,051
Equity method investees	$ 62,999,293	$ 60,157,239